Condensed Consolidated Interim Statements of Shareholders' Equity - USD ($)		Total	Deferred Shares [Member]	Ordinary Shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013		$ 7,429,000		$ 2,782,000	$ (27,000)	$ 66,942,000	$ (62,268,000)
Balance, shares at Dec. 31, 2013	[1]		17,030	12,763,218	2,125
Conversion of convertible loan from principal shareholder		$ 5,058,000		$ 602,000		$ 4,456,000
Conversion of convertible loan from principal shareholder, shares				2,778,088
Issuance of shares
Issuance of shares, shares
Proceeds from issuance of warrants
Issuance of shares in At-The-Market
Issuance of shares in At-The-Market, shares
Stock compensation expense		$ 841,000				$ 841,000
Net margin for the period		(9,399,000)					$ (9,399,000)
Balance at Dec. 31, 2014		3,929,000		$ 3,384,000	$ (27,000)	$ 72,239,000	$ (71,667,000)
Balance, shares at Dec. 31, 2014	[1]		17,030	15,541,306	2,125
Proceeds from issuance of warrants		954,660				955,000
Stock compensation expense		186,000				$ 186,000
Net margin for the period		132,000					$ 132,000
Balance at Jun. 30, 2015		$ 5,202,000		$ 3,384,000	$ (27,000)	$ 73,380,000	$ (71,535,000)
Balance, shares at Jun. 30, 2015	[1]		17,030	15,541,306	2,125

[1]	Ordinary Shares – NIS 0.8 par value Authorized shares: 50,000,000 Ordinary Shares as of June 30, 2015 and December 31, 2014; issued and outstanding Ordinary Shares 15,541,306 as of June 30, 2015 and December 31, 2014 (excluding 2,125 which are held by a subsidiary). Deferred Shares – NIS 0.1 par value Authorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of June 30, 2015 and December 31, 2014.